Derivatives and Hedging, Offseting Liabilities (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Offsetting of Derivative Liabilities [Line Items]
Gross Amounts Recognized	$ (5,174,129)	$ (6,357,663)
Gross Amounts Offset in the Statement of Financial Condition	5,174,129	6,357,663
Net Amounts Presented in the Statement of Financial Condition	0	0
Unrealized currency loss	(284,357)	(494,825)
Total net unrealized gain on open contracts	8,014,894	4,254,515
Future Contracts [Member]
Offsetting of Derivative Liabilities [Line Items]
Gross Amounts Recognized	(4,814,486)	(4,831,562)
Gross Amounts Offset in the Statement of Financial Condition	4,814,486	4,831,562
Net Amounts Presented in the Statement of Financial Condition	0	0
Forward Contracts [Member]
Offsetting of Derivative Liabilities [Line Items]
Gross Amounts Recognized	(359,643)	(1,526,101)
Gross Amounts Offset in the Statement of Financial Condition	359,643	1,526,101
Net Amounts Presented in the Statement of Financial Condition	$ 0	$ 0